Details of Significant Accounts - Employee benefit expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Details of Significant Accounts
Wages and salaries	$ 10,425	$ 11,341
Employee stock options	1,266	1,006
Employee insurance fees	685	709
Pension costs	388	351
Remuneration to directors	335
Other personnel expenses	417	542
Employee benefit expenses	$ 13,516	$ 13,949